1 Operations (Details Narrative) R$ in Thousands						12 Months Ended
	Mar. 02, 2021 BRL (R$) Plant	Dec. 23, 2020 BRL (R$)	May 18, 2020	May 01, 2020	Apr. 08, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 10, 2020 BRL (R$)	Jun. 25, 2020 BRL (R$)	May 13, 2020 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of joint ventures [line items]
Description of electric energy demand						The industrial and commercial consumption classes, which registered a decrease of 12.6% and 11.8% in the year, respectively, in relation to the previous year.
Percentage of growth in residential class						5.50%
Sector financial liabilities					R$ 84,881					R$ 8,666
Total amount requised of provisions									R$ 869,516
Advance amount									R$ 536,359
Estimated expected credit losses						R$ 35,800
Percentage of drop in consumation capative energy market						3.10%
Percentage of over-contracting electricity						105.50%
Deferred tax assets						R$ 1,191,104	R$ 1,011,866				R$ 1,007,061
Net working capital						1,753,039	2,563,575
Cash and cash equivalents						R$ 3,222,768	R$ 2,941,727
Amount received for sale of assets		R$ 1,536
Amount of renegotiation of hydrological risk	R$ 1,366,343
Description consumers with consumption			Decree 10,350 was enacted, which provided for the creation of the Covid Account, intended for the electric sector to deal with the state of public calamity recognized by Legislative Decree 6, of March 20, 2020, and which regulated the Provisional Measure 950 valid until 05.08.2020.		for low-income consumers with consumption of up to 220 kWh/month, for a period of three months	for low-income consumers with consumption of up to 220 kWh/month, for a period of three months
Description provisional Measure					valid until 05.08.2020, Provisional Measure 950 was enacted by the Federal Government
Number of eligible plants | Plant	15
Description commercial operation began				commercial operation began with 3 MWp (megawatt-peak, photovoltaic power unit) out of a total of 5.36 MWp of installed power, enough to already serve the energy consumption of approximately 2,500 homes.
Domino Holdings Ltda [member]
Disclosure of joint ventures [line items]
Amount transferred to other receivables								R$ 153
Commercial and industrial classes [member] | Bottom Of Range [member]
Disclosure of joint ventures [line items]
Percentage of reduced consumption						11.80%
Commercial and industrial classes [member] | Top Of Range [member]
Disclosure of joint ventures [line items]
Percentage of reduced consumption						12.60%